UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York		10022-2606
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-625-7071

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

Needham Growth Fund

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (97.7%)
Business Services (4.7%)
Corvel Corp.*	13,273	$406,021
Iron Mountain, Inc.*	200,000	5,288,000
SAIC, Inc.*	100,000	1,859,000
		7,553,021
Consumer Services (4.3%)
Avis Budget Group, Inc.*	137,500	1,460,250
Carmax, Inc.*	125,000	2,427,500
Morton’s Restaurant Group*	170,000	1,348,100
Whole Foods Market, Inc.	55,000	1,813,350
		7,049,200
Energy (10.9%)
Chesapeake Energy Corp.	190,000	8,768,500
Schlumberger Ltd.	27,500	2,392,500
Transocean Sedco Forex, Inc.*	47,570	6,431,464
		17,592,464
Financial Services (5.3%)
American International Group, Inc.	70,000	3,027,500
Interactive Brokers Group, Inc.*	205,000	5,262,350
Visa Inc., Class A*	4,368	272,388
		8,562,238
Healthcare Services (26.1%)
ArthroCare Corp.*	30,000	1,000,500
CONMED Corp.*	125,000	3,205,000
Covidien Ltd.	43,750	1,935,938
Express Scripts, Inc.*	150,000	9,648,000
HealthSouth Corp.*	112,500	2,001,375
Johnson & Johnson	50,000	3,243,500
Luxottica Group S.p.A. - ADR	175,000	4,403,000
Merck & Co., Inc.	50,000	1,897,500
Schering-Plough Corp.	162,000	2,334,420
Sciele Pharma, Inc.*	25,000	487,500
Thermo Fisher Scientific, Inc.*	115,000	6,536,600
Varian Medical Systems, Inc.*	120,000	5,620,800
		42,314,133
Industrial (2.3%)
Southwall Technologies, Inc.*†	728,000	538,720
Sypris Solutions, Inc.	418,700	1,729,231
X-Rite, Inc.*†	250,000	1,492,500
		3,760,451
Technology (33.5%)
3Com Corp.*	475,000	1,087,750
Actuate Corp.*	100,000	410,000
Aspen Technology, Inc.*	250,000	3,187,500
Atmel Corp.*	750,000	2,610,000
Brooks Automation, Inc.*	531,911	5,170,175
Datalink Corp.*	67,000	264,650
Dolby Laboratories, Inc.*	69,570	2,522,608
Electro Scientific Industries, Inc.*	175,000	2,884,000
FSI International, Inc.*	558,500	742,805
Intuit, Inc.*	125,000	3,376,250
iRobot Corp.* ^	30,000	513,300
Microsemi Corp.*	150,000	3,420,000
Microsoft Corp.	100,000	2,838,000
MKS Instruments, Inc.*	100,000	2,140,000
National Semiconductor Corp.	180,000	3,297,600
Newport Corp.*	250,000	2,792,500
Orbotech Ltd.*	148,600	2,725,324
Parametric Technology Corp.*	175,000	2,796,500
Progress Software Corp.*	30,050	899,096

	Shares or Principal Amount	Value
RadiSys Corp.*	225,000	$2,270,250
Seagate Technology	225,000	4,711,500
Semitool, Inc.*†	100,000	832,000
Tyco Electronics Ltd.	43,750	1,501,500
Vishay Intertechnology, Inc.*	150,000	1,359,000
		54,352,308
Telecommunications / Cable (10.6%)
Airvana, Inc.*	350,000	1,830,500
Comcast Corp., Class A	195,000	3,771,300
EMS Technologies, Inc.*	127,700	3,465,778
Motorola, Inc.	425,000	3,952,500
ViaSat, Inc.*	190,000	4,126,800
		17,146,878
Total Common Stocks (Cost $137,201,306)		158,330,693

Foreign Common Stocks (0.5%)
Technology (0.5%)
Barco N.V.	10,000	716,056
Total Foreign Common Stocks (Cost $643,322)		716,056

Short-Term Investments (3.3%)
Money Market Fund (3.3%)
Dreyfus Government Cash Management	5,392,719	5,392,719
Total Short-Term Investments (Cost $5,392,719)		5,392,719

Repurchase Agreements (0.3%)
Bear Stearns & Companies, Inc., 3.00%, 4/1/08, (Purchased on 3/31/08 with proceeds at maturity $525,044, collateralized by Federal Home Loan Mortgage Corp., 5/15/36, value $542,010) (Held as Collateral for Securities Lending)	$525,000	525,000
Total Repurchase Agreements (Cost $525,000)		525,000

Total Investments (101.8%) (Cost $143,762,347)		164,964,468
Total Securities Sold Short (-0.4%)		(578,700)
Liabilities in Excess of Other Assets (-1.4%)		(2,329,712)
Net Assets (100.0%)		$162,056,056

*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $335,934.
^	All or a portion of security was on loan as of March 31, 2008. The total value of securities on loan as of March 31, 2008 was $513,300.
ADR	American Depositary Receipt

See notes to schedules of investments.

Needham Growth Fund

Schedule of Securities Sold Short

March 31, 2008

(Unaudited)

	Shares	Value
Securities Sold Short (-0.4%)
Technology (-0.4%)
salesforce.com, Inc.*	10,000	$578,700

Total Securities Sold Short (Proceeds $356,894)		578,700
Total Securities Sold Short (-0.4%)		(578,700)
Total Investments (101.8%)		164,964,468
Liabilities in Excess of Other Assets (-1.4%)		(2,329,712)
Net Assets (100.0%)		$162,056,056

*              Non-income producing security

See notes to schedules of investments.

Needham Aggressive Growth Fund

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (80.3%)
Business Services (14.3%)
Alliance Data Systems Corp.*	15,000	$712,650
Euronet Worldwide, Inc.*	20,000	385,200
Iron Mountain, Inc.*	20,000	528,800
Mobile Mini, Inc.*	6,000	114,000
Portfolio Recovery Associates, Inc.	10,000	428,900
Resources Connection, Inc.	10,000	178,700
		2,348,250
Consumer Services (7.3%)
Carmax, Inc.*	5,000	97,100
Dick’s Sporting Goods*	10,000	267,800
Guess?, Inc.	15,000	607,050
J. Crew Group, Inc.*	5,000	220,850
		1,192,800
Financial Services (5.2%)
FCStone Group, Inc.*	10,000	277,000
Interactive Brokers Group, Inc.*	21,500	551,905
Visa Inc., Class A*	451	28,124
		857,029
Healthcare Services (24.7%)
Community Health Systems, Inc.*	15,000	503,550
Crucell N.V. - ADR*^	25,000	385,250
Express Scripts, Inc.*	15,000	964,800
Gilead Sciences, Inc.*	15,000	772,950
Hansen Medical, Inc.*	10,000	140,600
LeMaitre Vascular, Inc.*	42,300	137,475
NuVasive, Inc.*	15,000	517,650
Thermage Inc.*	37,500	123,750
TomoTherapy, Inc.*	35,000	502,250
		4,048,275
Industrial (4.7%)
Precision Castparts Corp.	7,500	765,600
Technology (17.1%)
Acme Packet, Inc.*	40,000	319,600
Actuate Corp.*	20,000	82,000
Apple, Inc.*	3,000	430,500
Autodesk, Inc.*	10,000	314,800
Cavium Networks, Inc.*	17,500	287,000
Dolby Laboratories, Inc.*	9,945	360,606
Intuit, Inc.*	8,500	229,585
Microsemi Corp.*	20,000	456,000
Parametric Technology Corp.*	20,000	319,600
		2,799,691
Telecommunications / Cable (7.0%)
Airvana, Inc.*	50,000	261,500
Comcast Corp., Special Class A	30,000	569,100

	Shares or Principal Amount	Value
ViaSat, Inc.*	15,000	$325,800
		1,156,400
Total Common Stocks (Cost $11,225,380)		13,168,045

Foreign Common Stocks (0.6%)
Healthcare Services (0.6%)
Amplifon S.p.A	30,000	101,820
Total Foreign Common Stocks (Cost $152,461)		101,820

Short-Term Investments (3.3%)
Money Market Funds (3.3%)
Dreyfus Government Cash Management	3,691,397	3,691,397
Total Short-Term Investments (Cost $3,691,397)		3,691,397

Repurchase Agreements (3.2%)
Bear Stearns & Companies, Inc., 3.00%, 4/1/08, (Purchased on 3/31/08 with proceeds at maturity $280,573, collateralized by Federal Home Loan Mortgage Corp., 5/15/36, value $289,529) (Held as Collateral for Securities Lending)	$280,550	280,550
Total Repurchase Agreements (Cost $280,550)		280,550

Total Investments (106.6%) (Cost $15,349,788)		17,241,812
Liabilities in Excess of Other Assets (-6.6%)		(840,485)
Net Assets (100.0%)		$16,401,327

*	Non-income producing security.
^	All or a portion of a security was on loan as of March 31, 2008. The total value of securities on loan as of March 31, 2008 was $278,921.
ADR	American Depositary Receipt

See notes to schedules of investments.

Needham Small Cap Growth Fund

Schedule of Investments

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (81.2%)
Business Services (15.0%)
Bright Horizons Family Solutions, Inc.*	15,000	$645,600
Copart, Inc.*	9,000	348,840
		994,440
Healthcare Services (4.4%)
inVentiv Health, Inc.*	10,000	288,100

Industrial (7.0%)
Genesee & Wyoming, Inc., Class A*	8,000	275,200
Sypris Solutions, Inc. †	9,815	40,536
X-Rite, Inc.* †	25,000	149,250
		464,986
Technology (48.7%)
Acme Packet, Inc.* †	10,000	79,900
Actuate Corp.* †	20,000	82,000
Argon ST, Inc.* †	12,500	212,625
Aspen Technology, Inc.*	5,000	63,750
Brooks Automation, Inc.*	35,000	340,200
Callidus Software, Inc.* †	20,000	96,200
Dolby Laboratories, Inc.*	5,000	181,300
Electro Scientific Industries, Inc.*	17,500	288,400
Emageon, Inc.*	25,000	57,250
Entegris, Inc.*	25,000	179,750
Hutchinson Tech, Inc.*	20,000	318,200
ICx Technologies Inc.*	27,200	122,400
iRobot Corp.*	6,500	111,215
MKS Instruments, Inc.*	15,000	321,000
Netezza Corp.*	10,000	94,700
Parametric Technology Corp.*	13,000	207,740
Semitool, Inc.* †	25,000	208,000
SRS Lab, Inc.* †	10,000	53,200
Tessera Technologies, Inc.* †	10,000	208,000
		3,225,830
Telecommunications / Cable (6.1%)
Airvana, Inc.*	25,000	130,750
ViaSat, Inc.*	12,500	271,500
		402,250
Total Common Stocks (Cost $4,817,067)		5,375,606

Short-Term Investments (22.2%)
Money Market Fund (22.2%)
Dreyfus Government Cash Management	1,470,007	1,470,007
Total Short-Term Investments (Cost $1,470,007)		1,470,007

Total Investments (103.4%) (Cost $6,287,074)		6,845,613
Total Securities Sold Short (-2.4%)		(160,020)
Liabilities in Excess of Other Assets (-1.0%)		(66,572)
Net Assets (100.0%)		$6,619,021

*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,031,807.

See notes to schedules of investments.

Needham Small Cap Growth Fund

Schedule of Securities Sold Short

March 31, 2008

(Unaudited)

	Shares	Value
Securities Sold Short (-2.4%)
Industrial (-1.3%)
Badger Meter, Inc.	2,000	$86,400
Technology (-1.1%)
Phoenix Technology Ltd.*	1,000	15,660
Rubicon Technology, Inc.*	2,000	57,960
		73,620
Total Securities Sold Short (Proceeds $158,092)		160,020
Total Securities Sold Short (-2.4%)		(160,020)
Total Investments (103.4%)		6,845,613
Liabilities in Excess of Other Assets (-1.0%)		(66,572)
Net Assets (100.0%)		$6,619,021

*              Non-income producing security.

See notes to schedules of investments.

Needham Funds

Notes To Schedules of Investments

(Unaudited)

1.              Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Fund”), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedules of investments and schedules of securities sold short (“Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules.  Actual results could differ from those estimates.

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors (“the Board”). The Fund’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions.

Accounting Pronouncements: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund adopted the provisions of SFAS 157 effective January 1, 2008.  The changes to current GAAP from the application of SFAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	quoted prices in active markets for identical assets.
Level 2 -	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Needham Funds

Notes To Schedules of Investments (Continued)

(Unaudited)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended.  Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

	LEVEL 1		LEVEL 2	LEVEL 3
		Securities Sold,	Other Significant	Significant
Portfolio	Quoted Prices	Not Yet Purchased	Observable Inputs	Unobservable Inputs
NGF	$159,046,749	$578,700	$5,917,719	$—
NAGF	13,269,865	—	3,971,947	—
NSCGF	5,375,606	160,020	1,470,007	—

3.              Temporary Borrowings

The Fund has entered into an agreement with the Custodial Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on outstanding borrowings is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets. There were no outstanding borrowings by the Portfolios at March 31, 2008.

4.              Securities Lending

The Portfolios may lend their respective portfolio securities, provided that with regard to each Portfolio (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Portfolio may at any time call the loan and regain the securities loaned, (iii) the Portfolio receives any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Portfolio as the Board of Directors may establish, but not to exceed 20%. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, Needham Investment Management L.L.C. considers relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

Portfolio	Value of Securities on Loan	Value of Collateral
NGF	$513,300	$525,000
NAGF	278,921	280,550
NSCGF	—	—

5.              Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

Needham Funds

Notes To Schedules of Investments (Continued)

(Unaudited)

6.              Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under Financial Accounting Standards Board Interpretation 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

Neither NGF, NAGF nor NSCGF had purchased or written options during the period ended March 31, 2008.

7.              Short Sale Transactions

During the period ended March 31, 2008, NGF and NSCGF sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2008, the market value of securities separately segregated to cover short positions were approximately $335,934 and $1,031,807 for NGF and NSCGF, respectively. Securities sold short at March 31, 2008 and their related market values and proceeds are set forth in the preceding Schedules.

8.              Contractual Obligations

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Needham Funds

Notes To Schedules of Investments (Continued)

(Unaudited)

9.              Federal Income Taxes

At March 31, 2008, the cost of investments for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Appreciation
NGF	$143,503,836	$42,104,884	$(21,222,952)	$20,881,932
NAGF	15,349,788	3,363,745	(1,471,721)	1,892,024
NSCGF	6,128,982	1,129,100	(572,489)	556,611

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	May 30, 2008

By (Signature and Title)	/s/ Glen W. Albanese
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	May 30, 2008